October 31, 2024
2024 Quarterly Report (Unaudited)

BlackRock MuniHoldings Fund, Inc. (MHD)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
October 31, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.9%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$2,450	$ 2,615,195
Series A, 5.25%, 05/01/55	1,275	1,380,572
Series F, 5.50%, 11/01/53	1,115	1,182,526
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	9,590	9,683,095
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	4,715	5,103,873
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	2,825	3,044,401
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53	1,890	2,023,555
Series B, 5.00%, 01/01/54	4,595	4,864,077
Series B-1, 5.00%, 05/01/53	4,510	4,703,879
		34,601,173
Arizona — 2.5%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	575	527,986
Series A, 5.00%, 07/01/49	550	516,364
Series A, 5.00%, 07/01/54	425	394,012
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.50%, 07/01/52	130	127,343
Series G, 5.00%, 07/01/47	435	411,718
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	2,425	2,666,659
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	65	61,081
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	2,120	2,123,082
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/34(b)	400	401,076
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	300	295,647
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	775	777,797
Salt Verde Financial Corp., RB
5.00%, 12/01/32	3,500	3,720,596
5.00%, 12/01/37	5,235	5,682,810
		17,706,171
Arkansas — 1.3%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(b)	4,235	4,153,092
AMT, Sustainability Bonds, 5.70%, 05/01/53	1,170	1,215,902
City of Benton Arkansas Sales & Use Tax, RB, (AGM), 4.00%, 06/01/39	505	503,207
City of Springdale Arkansas Sales & Use Tax Revenue, RB, Series B, (BAM), 4.13%, 08/01/47	3,085	3,089,135
		8,961,336
California — 5.2%
California Community Choice Financing Authority, RB, Series B, Sustainability Bonds, 5.00%, 01/01/55(a)	6,370	6,829,676
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	1,025	1,061,449
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	825	849,884
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	800	806,692
Security	Par (000)	Value
California (continued)
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	$1,755	$ 1,754,995
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	830	871,826
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34(c)	1,650	1,818,053
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(d)	8,000	4,690,998
Palomar Community College District, GO
Series B, Convertible, 6.20%, 08/01/39(c)	2,605	3,182,351
Series B, Election 2006, 0.00%, 08/01/30(d)	1,500	1,249,199
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27(c)(e)	2,800	3,054,607
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/47	1,515	1,534,128
Series B, AMT, Subordinate, 5.00%, 07/01/56	2,150	2,205,933
San Diego Unified School District, GO(d)(f)
Class A, 0.00%, 07/01/29	5,315	4,641,765
Series A, 0.00%, 07/01/29	685	598,233
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	920	922,064
		36,071,853
Colorado — 2.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	1,160	1,283,335
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB(d)
Series A-2, 0.00%, 08/01/37	1,490	847,725
Series A-2, 0.00%, 08/01/38	915	493,962
Colorado Educational & Cultural Facilities Authority, RB, 5.50%, 07/01/40	2,510	2,512,936
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	480	526,814
5.25%, 11/01/52	1,000	1,063,653
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	4,415	4,548,469
Series A, 4.00%, 11/15/46	1,610	1,529,650
Series A, 4.00%, 08/01/49	1,950	1,788,890
Series A, 4.00%, 11/15/50	1,480	1,401,740
		15,997,174
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	390	418,838
4.25%, 07/15/53	525	510,598
		929,436
Delaware — 0.5%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	330	333,793
Series A, 5.00%, 07/01/53	775	775,043
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	2,180	2,200,096
		3,308,932
District of Columbia — 5.6%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	3,490	3,792,104
District of Columbia, Refunding RB, 5.00%, 10/01/48	1,695	1,708,978
District of Columbia, TA, 5.13%, 06/01/41	1,195	1,196,207

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/39	$1,060	$ 1,041,534
Series A, AMT, 5.25%, 10/01/48	1,395	1,474,905
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34(d)	10,170	6,966,933
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35(d)	13,485	8,811,193
Series B, Subordinate, 4.00%, 10/01/49	2,000	1,850,610
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/56	4,780	4,558,932
Series A, 2nd Lien, Sustainability Bonds, 4.38%, 07/15/59	6,720	6,669,196
Series A, Sustainability Bonds, 4.00%, 07/15/46	875	852,349
		38,922,941
Florida — 7.5%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	585	572,154
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	305	290,557
Series A, 5.00%, 06/01/45	480	436,998
Series A, 5.50%, 06/01/57	170	159,175
City of Gainesville Florida Utilities System Revenue, Refunding RB
Series A, 5.00%, 10/01/29(e)	20	21,914
Series A, 5.00%, 10/01/47	4,095	4,278,061
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	1,290	1,323,015
City of Tampa Florida, RB, Series B, 5.00%, 07/01/50	2,685	2,774,261
Collier County Industrial Development Authority, RB, Series A, (AGM), 5.00%, 10/01/49	2,500	2,653,745
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/49	1,000	1,032,652
County of Lee Florida Airport Revenue, ARB, AMT, 5.25%, 10/01/49	1,025	1,096,082
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	4,695	4,790,119
County of Miami-Dade Florida, RB, 5.00%, 04/01/48	1,930	2,048,432
County of Miami-Dade Seaport Department, Refunding RB, Series A-1, AMT, (AGM), 4.00%, 10/01/45	2,180	2,019,384
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	885	306,367
Series A-2, 0.00%, 10/01/47	1,040	342,135
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	500	553,206
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	430	348,216
Florida Development Finance Corp., RB
6.50%, 06/30/57(b)(g)(h)	612	431,937
Series A, 5.00%, 06/15/56	75	74,987
AMT, 5.00%, 05/01/29(b)	270	274,357
Florida Development Finance Corp., Refunding RB
5.00%, 09/15/50(b)	270	248,273
AMT, (AGM), 5.25%, 07/01/53	8,095	8,404,046
Hillsborough County Aviation Authority, ARB, Class A, AMT, 5.00%, 10/01/48	1,730	1,756,875
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	825	907,702
Security	Par (000)	Value
Florida (continued)
Hillsborough County Industrial Development Authority, Refunding RB (continued)
Series C, 4.13%, 11/15/51	$6,370	$ 6,173,167
Series C, 5.50%, 11/15/54	1,325	1,483,295
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	570	599,271
Orange County Health Facilities Authority, RB
5.00%, 10/01/47	1,500	1,553,520
Series A, 5.00%, 10/01/53	1,075	1,120,754
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	1,185	1,123,348
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	220	188,954
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(g)(h)	800	536,091
Trout Creek Community Development District, SAB
4.00%, 05/01/40	630	573,699
4.00%, 05/01/51	1,050	873,565
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	595	613,932
Westside Community Development District, SAB, 4.00%, 05/01/50	815	623,734
		52,607,980
Georgia — 2.1%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/52	1,520	1,559,919
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	2,615	2,441,687
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	535	528,871
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	1,460	1,358,083
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	7,815	8,263,832
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/59	480	486,445
		14,638,837
Hawaii — 0.1%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	425	425,215
AMT, 5.25%, 08/01/26	460	460,232
		885,447
Idaho — 0.4%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	855	850,333
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	2,000	2,004,438
		2,854,771
Illinois — 7.9%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,760	1,808,920
Series A, 5.00%, 12/01/40	1,410	1,423,100
Series A, 5.00%, 12/01/42	1,480	1,451,851
Series C, 5.25%, 12/01/35	2,655	2,656,415
Series D, 5.00%, 12/01/46	3,480	3,447,802
Series H, 5.00%, 12/01/36	585	588,490
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/27	500	513,440
Series C, 5.00%, 12/01/34	475	482,158
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Chicago Board of Education, Refunding GO (continued)
Series G, 5.00%, 12/01/34	$315	$ 319,240
Chicago Midway International Airport, Refunding ARB, Series B, 5.00%, 01/01/46	2,240	2,253,040
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/47	2,480	2,487,282
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 4.38%, 01/01/53	1,390	1,344,082
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	885	945,331
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	1,445	1,548,328
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/37	820	826,915
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(e)	60	61,542
4.00%, 02/15/41	1,885	1,821,754
Series A, 4.00%, 07/15/47	1,485	1,406,283
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	5,625	5,655,316
Series B, 5.00%, 01/01/40	2,250	2,273,163
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	2,370	2,413,983
Metropolitan Pier & Exposition Authority, Refunding RB(d)
Series B, (AGM), 0.00%, 06/15/44	3,765	1,611,876
Series B, (AGM), 0.00%, 06/15/47	22,775	8,340,898
State of Illinois, GO
5.25%, 02/01/31	1,485	1,489,169
5.25%, 02/01/32	2,365	2,371,639
5.50%, 05/01/39	795	858,717
Series B, 5.25%, 05/01/41	1,770	1,913,322
Series B, 5.25%, 05/01/49	1,875	2,000,498
Series D, 5.00%, 11/01/28	900	941,512
		55,256,066
Indiana — 1.0%
City of Valparaiso Indiana, Refunding RB, AMT, 4.50%, 01/01/34(b)	425	436,673
Indiana Housing & Community Development Authority, RB, S/F Housing, Series A-1, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 07/01/49	2,475	2,462,540
Indianapolis Local Public Improvement Bond Bank, RB, Series F1, Subordinate, (BAM), 5.00%, 03/01/53	3,950	4,176,949
		7,076,162
Kentucky — 1.0%
Fayette County School District Finance Corp., RB
5.00%, 06/01/44	860	921,447
(BAM), 5.00%, 06/01/46	760	809,020
(BAM), 5.00%, 06/01/47	1,155	1,225,443
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	735	753,251
Kentucky Public Transportation Infrastructure Authority, RB, CAB(c)
Convertible, 6.45%, 07/01/34	500	583,810
Convertible, 6.60%, 07/01/39	830	970,209
Convertible, 6.75%, 07/01/43	1,770	2,068,161
		7,331,341
Louisiana — 2.3%
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,501,616
Security	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, RB
5.25%, 10/01/48	$1,330	$ 1,387,874
5.25%, 10/01/53	2,810	2,908,187
AMT, 5.75%, 09/01/64	3,235	3,489,300
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/47	1,635	1,642,540
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	2,990	3,152,381
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/45	2,200	2,199,700
		16,281,598
Maryland — 0.6%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	170	170,104
5.25%, 07/01/44	170	170,057
Maryland Health & Higher Educational Facilities Authority, RB
Series B, 4.00%, 04/15/50	1,645	1,510,515
Series C, 5.00%, 05/15/45	2,125	2,164,756
		4,015,432
Massachusetts — 2.6%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,195	1,280,763
Series C, 5.00%, 10/01/52	1,240	1,318,415
Massachusetts Development Finance Agency, RB
5.00%, 10/01/48	830	830,354
Series A, 5.25%, 01/01/42	1,110	1,117,862
Series A, 5.00%, 01/01/47	5,005	5,026,290
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,140	1,031,999
5.00%, 04/15/40	400	391,731
Series A, 5.00%, 10/01/35	500	503,048
Series P, 5.45%, 05/15/59	2,010	2,201,860
Massachusetts Educational Financing Authority, Refunding RB, Series B, AMT, 3.63%, 07/01/34	30	29,377
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	3,100	3,220,145
Massachusetts Port Authority, Refunding ARB, Series A, AMT, 5.00%, 07/01/47	1,500	1,507,331
		18,459,175
Michigan — 4.5%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,010
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	1,360	1,302,484
Eastern Michigan University, RB, Series A, 4.00%, 03/01/28(e)	45	46,656
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	1,490	1,601,048
Series B, 2nd Lien, 5.50%, 07/01/52	3,525	3,826,007
Series A, Senior Lien, 5.25%, 07/01/52	3,525	3,762,172
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	3,525	3,762,172
Series B, Senior Lien, 5.50%, 07/01/52	3,525	3,826,029
Michigan Finance Authority, RB
4.00%, 02/15/47	4,815	4,399,989
4.00%, 02/15/50	3,140	2,840,714

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, RB (continued)
Sustainability Bonds, 5.50%, 02/28/57	$355	$ 387,924
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/52	710	667,232
Michigan State Housing Development Authority, RB, S/F Housing, Series D, Sustainability Bonds, 4.45%, 12/01/49	1,085	1,063,325
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,795	1,823,158
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	1,980	2,147,861
		31,461,781
Minnesota — 1.0%
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,080	1,062,480
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	3,800	3,673,722
Series A, 5.25%, 02/15/53	415	423,723
Series A, 5.25%, 02/15/58	1,605	1,637,605
		6,797,530
Mississippi — 0.9%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	3,595	3,603,671
Mississippi Home Corp., RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.80%, 12/01/49	2,970	2,990,456
		6,594,127
Missouri — 1.0%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 02/15/49	1,910	1,783,260
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	3,530	3,598,192
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 4.55%, 11/01/44	1,335	1,344,489
		6,725,941
Montana — 0.0%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	60	59,758
Series B-2, 3.60%, 12/01/47	100	86,017
		145,775
Nebraska — 0.1%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45	400	402,477
Nevada — 0.5%
Las Vegas Valley Water District, GOL, Series A, 4.00%, 06/01/51	2,690	2,584,535
State of Nevada Department of Business & Industry, RB, Series A4, AMT, 8.13%, 01/01/50(a)	100	103,016
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	595	613,716
5.00%, 07/01/45	420	427,187
		3,728,454
New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	969	947,832
Security	Par (000)	Value
New Jersey — 7.4%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	$1,265	$ 1,265,000
5.25%, 11/01/44	1,885	1,885,000
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	660	662,116
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(e)	60	64,940
5.00%, 06/15/34	365	390,703
5.00%, 06/15/36	460	489,777
5.00%, 06/15/43	100	103,575
Class A, 5.25%, 11/01/47	4,795	5,183,100
Series B, 4.50%, 06/15/40	1,270	1,290,559
Series EEE, 5.00%, 06/15/48	4,275	4,404,830
AMT, (AGM), 5.00%, 01/01/31	790	790,778
AMT, (AGM), 5.13%, 07/01/42	200	200,288
AMT, 5.38%, 01/01/43	3,000	3,005,855
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	3,038	3,124,971
5.75%, 04/01/31	2,675	2,755,774
New Jersey Health Care Facilities Financing Authority, Refunding RB, Series A, 5.00%, 07/01/43	2,965	3,002,920
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	3,000	2,928,445
Series C, AMT, Subordinate, 5.00%, 12/01/52	3,425	3,470,452
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, Sustainability Bonds, 4.55%, 10/01/44	810	815,372
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/32(e)	4,075	4,625,812
Series AA, 5.00%, 06/15/45	900	907,291
Series AA, 5.00%, 06/15/46	400	402,610
Series S, 4.13%, 06/15/39	1,040	1,040,059
Series S, 5.25%, 06/15/43	2,810	2,946,899
Series S, 5.00%, 06/15/46	2,070	2,135,871
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	1,000	654,133
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/37	1,440	1,583,041
Series A, 5.25%, 06/15/42	575	633,046
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/46	650	660,937
		51,424,154
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	200	197,910
New York — 15.3%
City of New York, GO
Series A, 5.00%, 08/01/46	2,265	2,434,478
Series A, 5.00%, 08/01/48	4,750	5,079,235
Series A-1, 4.00%, 09/01/46	2,175	2,120,163
Empire State Development Corp., RB
Series A, 4.00%, 03/15/49	1,600	1,539,158
Series A, 5.00%, 03/15/54	5,950	6,356,532
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	3,585	3,271,972
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Sub-Series B-1, Sustainability Bonds, 5.00%, 11/15/51	$2,550	$ 2,586,129
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.00%, 11/15/56	2,670	2,688,530
Series C-1, 5.25%, 11/15/56	10	10,128
Series A, Sustainability Bonds, (BAM), 4.00%, 11/15/48	2,770	2,622,923
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	1,950	1,998,922
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	370	383,112
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,040	1,085,891
New York City Housing Development Corp., RB, M/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.70%, 08/01/54	2,565	2,567,463
Series E-1, Sustainability Bonds, 4.85%, 11/01/53	2,165	2,190,522
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.15%, 11/01/38	2,425	2,396,423
New York City Municipal Water Finance Authority, RB
Sub-Series CC-1, 5.25%, 06/15/54	700	763,654
Series AA, Class 1, Subordinate, 5.00%, 06/15/51	5,955	6,409,356
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 4.00%, 02/01/51	5,500	5,341,397
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,360	1,312,760
Series A, 6.25%, 06/01/41(b)	2,900	2,900,886
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	255	249,080
Series A-2B, 5.00%, 06/01/51	245	228,634
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	3,920	3,901,277
Class 2, 5.38%, 11/15/40(b)	1,450	1,450,205
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	4,565	3,346,589
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,685	1,239,794
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/58	1,305	1,405,616
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	1,160	1,119,287
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	1,895	1,830,799
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/45	3,000	2,940,980
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/49	1,850	1,750,505
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	1,265	1,356,033
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,910	1,986,380
AMT, Sustainability Bonds, 6.00%, 06/30/54	1,935	2,082,766
AMT, Sustainability Bonds, (AGM), 5.25%, 06/30/60	3,880	4,040,054
AMT, Sustainability Bonds, 5.50%, 06/30/60	5,045	5,311,826
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, 12/31/54(i)	3,275	3,488,050
Port Authority of New York & New Jersey, Refunding ARB
Series 198, 5.25%, 11/15/56	715	736,135
AMT, 5.00%, 01/15/47	4,860	5,111,337
Security	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	$6,415	$ 6,300,258
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	535	540,844
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	290	270,750
		106,746,833
North Carolina — 1.2%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series B, AMT, 4.50%, 07/01/47	4,455	4,464,864
North Carolina Housing Finance Agency, RB, S/F Housing, Series 54-A, (FHLMC, FNMA, GNMA), 4.70%, 07/01/50	1,445	1,449,757
North Carolina Turnpike Authority, RB, Senior Lien, (AGM), 5.00%, 01/01/49	1,825	1,894,577
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	460	511,395
		8,320,593
North Dakota — 0.4%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 4.75%, 07/01/49	2,585	2,556,947
Ohio — 1.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	610	550,493
Series B-2, Class 2, 5.00%, 06/01/55	3,680	3,318,720
County of Franklin Ohio, RB
Series A, 4.00%, 12/01/44	365	348,187
Series A, 5.00%, 12/01/47	290	295,827
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	550	613,754
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 09/01/49	3,205	3,210,935
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,250	2,027,974
		10,365,890
Oklahoma — 0.9%
Creek County Educational Facilities Authority, RB, (BAM), 4.13%, 09/01/48	890	887,524
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,080	1,105,589
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	640	611,909
Oklahoma Water Resources Board, RB, 4.00%, 04/01/48	950	930,963
University of Oklahoma, RB, Series A, (BAM), 5.00%, 07/01/54	2,660	2,834,613
		6,370,598
Oregon — 0.0%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(d)	510	276,802
Pennsylvania — 6.1%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	1,670	1,514,409
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	2,130	2,151,914

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	$780	$ 790,460
Montgomery County Higher Education and Health Authority, Refunding RB, 4.00%, 09/01/51	1,430	1,318,360
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	605	618,815
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	390	393,799
AMT, 5.50%, 06/30/40	2,000	2,138,275
AMT, 5.75%, 06/30/48	3,150	3,369,239
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,905	1,905,668
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series A, 5.25%, 09/01/50	3,765	3,768,238
Series B2, 11/01/54(i)	2,280	2,483,923
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	5,595	5,647,053
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	1,130	1,160,523
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB
Series A, 4.00%, 12/01/51	9,445	8,918,610
Series B, 4.00%, 12/01/53	1,435	1,346,339
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/44	1,380	1,381,789
Series A, Subordinate, 4.00%, 12/01/50	1,075	1,009,766
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	535	517,413
Series B, Subordinate, 4.00%, 12/01/51	610	574,440
Pennsylvania Turnpike Commission, Refunding RB, Series C, 4.00%, 12/01/51	1,555	1,473,825
		42,482,858
Puerto Rico — 5.3%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	3,910	4,206,288
Series A-1, Restructured, 5.75%, 07/01/31	3,524	3,874,494
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	9,243	9,119,476
Series A-1, Restructured, 5.00%, 07/01/58	11,438	11,451,780
Series A-2, Restructured, 4.78%, 07/01/58	2,097	2,074,346
Series B-2, Restructured, 4.78%, 07/01/58	412	405,544
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	18,719	6,001,736
		37,133,664
Rhode Island — 0.7%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing
Sustainability Bonds, (GNMA), 4.60%, 10/01/44	2,970	3,013,472
Series A, Sustainability Bonds, (GNMA), 4.45%, 10/01/44	1,550	1,553,037
		4,566,509
South Carolina — 2.2%
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	294,759
4.38%, 11/01/49	470	421,149
Security	Par (000)	Value
South Carolina (continued)
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	$1,575	$ 1,701,685
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	845	730,197
Series A, 5.50%, 11/01/50	2,755	3,046,458
Series A, 5.50%, 11/01/54	980	1,077,229
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 12/01/44	2,015	1,948,671
Series A, 5.00%, 05/01/43	1,680	1,717,657
Series A, 4.25%, 05/01/48	1,385	1,362,515
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	1,745	1,599,901
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	965	1,060,631
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/36	175	177,903
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	205	212,148
		15,350,903
South Dakota — 0.9%
City of Rapid City South Dakota Sales Tax Revenue, RB, 4.00%, 12/01/26(e)	740	757,313
South Dakota Health & Educational Facilities Authority, Refunding RB, 5.00%, 07/01/46	5,205	5,254,264
		6,011,577
Tennessee — 2.8%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	430	461,100
Memphis-Shelby County Airport Authority, ARB
Series A, AMT, 5.00%, 07/01/45	3,515	3,625,122
Series A, AMT, 5.00%, 07/01/49	11,275	11,610,365
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	555	594,864
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
4.00%, 10/01/49	230	189,677
5.25%, 10/01/58	2,930	2,949,980
Tennessee Housing Development Agency, RB, S/F Housing
Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.45%, 07/01/44	165	166,229
Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.60%, 07/01/49	200	201,062
		19,798,399
Texas — 10.2%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,165	1,187,069
7.88%, 11/01/62	1,005	1,051,563
City of Austin Texas Airport System Revenue, ARB
AMT, 5.25%, 11/15/47	2,500	2,660,773
Series B, AMT, 5.00%, 11/15/44	1,290	1,331,571
City of Galveston Texas Wharves & Terminal Revenue, ARB
Series A, AMT, 1st Lien, 5.50%, 08/01/43	100	108,832
Series A, AMT, 1st Lien, 5.50%, 08/01/44	100	108,547
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	275	276,037
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series A, AMT, 4.00%, 07/01/40	$1,525	$ 1,473,208
Sub-Series A, AMT, 4.00%, 07/01/46	1,390	1,284,421
Sub-Series A, AMT, 4.00%, 07/01/48	3,420	3,142,527
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	7,370	7,151,856
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	5,000	4,850,445
Fort Bend Independent School District, Refunding GO, Series A, (PSF-GTD), 4.00%, 08/15/49	990	942,879
Gunter Independent School District, GO, (PSF-GTD), 4.00%, 02/15/53	470	439,237
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	655	621,764
Harris County Flood Control District, Refunding GOL, Series A, Sustainability Bonds, 4.00%, 09/15/48	1,340	1,273,329
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(d)	10,690	4,103,291
Hutto Independent School District, GO, (PSF-GTD), 5.00%, 08/01/48	155	166,192
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(e)	14,680	7,527,240
New Braunfels Independent School District, GO, (PSF- GTD), 4.00%, 02/01/52	970	915,643
New Caney Independent School District, GO, (PSF- GTD), 4.00%, 02/15/49	2,470	2,386,286
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	455	432,696
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(d)(e)	2,415	1,209,583
North Texas Tollway Authority, Refunding RB
4.25%, 01/01/49	2,335	2,325,635
Series B, Refunding RB, 5.00%, 01/01/48	1,605	1,630,666
Port Authority of Houston of Harris County Texas, ARB
5.00%, 10/01/51	1,640	1,736,496
1st Lien, 5.00%, 10/01/53	1,375	1,470,679
Spring Branch Independent School District, GO, (PSF- GTD), 4.00%, 02/01/48	1,275	1,236,752
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	6,695	6,198,527
Series B, 5.00%, 07/01/48	2,000	2,058,353
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	285	293,895
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	241,969
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/35	270	170,604
0.00%, 08/01/36	145	87,224
0.00%, 08/01/37	195	111,204
0.00%, 08/01/38	200	108,085
0.00%, 08/01/39	1,000	512,307
0.00%, 08/01/43	795	325,493
0.00%, 08/01/44	605	233,697
0.00%, 08/01/45	1,135	414,801
Security	Par (000)	Value
Texas (continued)
Texas Water Development Board, RB, 4.80%, 10/15/52	$5,965	$ 6,213,955
Waxahachie Independent School District, GO, (PSF- GTD), 4.00%, 02/15/49	1,100	1,052,895
		71,068,226
Utah — 1.2%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	375	382,097
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/48	3,410	3,454,213
Series A, AMT, 5.00%, 07/01/51	1,340	1,373,436
Utah Charter School Finance Authority, RB, 5.00%, 06/15/39(b)	200	200,252
Utah Charter School Finance Authority, Refunding RB
5.00%, 06/15/40(b)	150	148,794
4.00%, 04/15/42	400	374,029
5.00%, 06/15/55(b)	385	361,836
Utah Housing Corp., RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.70%, 01/01/50	1,850	1,857,399
		8,152,056
Vermont — 0.0%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.13%, 06/15/30	275	275,059
Virginia — 0.7%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	185	163,878
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(c)	444	326,338
Isle Wight County Industrial Development Authority, RB, (AGM), 5.25%, 07/01/53	1,260	1,362,066
Virginia Housing Development Authority, RB, S/F Housing, Series E-2, 4.40%, 10/01/44	365	363,730
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	2,330	2,340,688
		4,556,700
Washington — 1.4%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	3,120	3,147,886
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	5,645	5,891,414
Washington State Housing Finance Commission, Refunding RB, 5.00%, 01/01/43(b)	900	845,612
		9,884,912
Wisconsin — 0.4%
Public Finance Authority, RB
Class A, 6.00%, 06/15/52	385	361,111
Class A, 6.13%, 06/15/57	435	411,616
Series A, 5.00%, 07/01/55(b)	300	273,144
Series A-1, 4.50%, 01/01/35(b)	215	211,750
Public Finance Authority, Refunding RB, 5.00%, 09/01/49(b)	305	286,292
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	1,505	1,561,802
		3,105,715
Total Municipal Bonds — 114.6% (Cost: $778,337,715)		801,356,047

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama(a) — 5.8%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54	$10,407	$ 11,436,464
Series C-1, 5.25%, 02/01/53	14,173	15,017,560
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	12,450	13,891,539
		40,345,563
Arizona — 1.8%
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	11,390	12,276,528
Colorado — 1.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	10,098	10,793,695
District of Columbia — 1.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	1,300	1,282,594
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	11,194	11,445,896
		12,728,490
Florida — 1.4%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	9,060	10,036,239
Georgia — 1.4%
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53(a)	9,240	9,802,378
Massachusetts — 1.2%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/52	7,706	8,244,804
Michigan — 0.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,339	2,210,881
Missouri — 0.9%
Missouri Housing Development Commission, RB, S/F Housing, Series E, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	6,360	6,346,499
Nebraska — 0.8%
Nebraska Investment Finance Authority, RB, S/F Housing, Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.80%, 09/01/54	5,922	5,925,723
New York — 3.3%
New York City Municipal Water Finance Authority, RB, Series AA-1, 5.25%, 06/15/52	10,980	11,902,377
New York City Transitional Finance Authority, RB, Series C, 5.25%, 05/01/48	10,076	10,989,215
		22,891,592
Oklahoma — 1.3%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	8,126	8,900,842
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	5,620	6,060,974
Security	Par (000)	Value
Pennsylvania — 1.3%
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	$8,295	$ 8,957,262
Rhode Island — 1.5%
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing, Series 82-A, Sustainability Bonds, (GNMA), 4.60%, 10/01/49	10,234	10,237,152
South Carolina — 1.9%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	12,597	13,577,031
Tennessee — 1.8%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	11,655	12,372,289
Texas — 6.1%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/48	13,869	14,709,842
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	4,400	4,864,052
Denton Independent School District, GO, (PSF-GTD), 5.00%, 08/15/48	9,840	10,554,345
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	4,041	4,278,301
Texas Water Development Board, RB, 4.80%, 10/15/52	7,785	8,109,914
		42,516,454
Wisconsin — 0.4%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing
Series A, 4.10%, 11/01/43	1,342	1,257,408
Series A, 4.45%, 05/01/57	1,678	1,571,760
		2,829,168
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.4% (Cost: $239,621,335)		247,053,564
Total Long-Term Investments — 150.0% (Cost: $1,017,959,050)		1,048,409,611

	Shares
Short-Term Securities
	Money Market Funds — 1.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.19%(k)(l)	7,240,624	7,241,348
	Total Short-Term Securities — 1.0% (Cost: $7,241,348)	7,241,348
	Total Investments — 151.0% (Cost: $1,025,200,398)	1,055,650,959
	Other Assets Less Liabilities — 0.6%	4,314,343
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.0)%	(146,918,212)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.6)%	(214,000,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 699,047,090
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	When-issued security.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,674,238	$ 3,567,110 (a)	$ —	$ —	$ —	$ 7,241,348	7,240,624	$ 75,258	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 801,356,047	$ —	$ 801,356,047
Municipal Bonds Transferred to Tender Option Bond Trusts	—	247,053,564	—	247,053,564
Short-Term Securities
Money Market Funds	7,241,348	—	—	7,241,348
	$7,241,348	$1,048,409,611	$—	$1,055,650,959

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(145,992,060)	$—	$(145,992,060)
VMTP Shares at Liquidation Value	—	(214,000,000)	—	(214,000,000)
	$—	$(359,992,060)	$—	$(359,992,060)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
ST	Special Tax
TA	Tax Allocation
Schedule of Investments